SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,770	$ 16,475
Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,578	12,195
Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,192	4,280
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,203	2,886
Cyber Security [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	92	1,124
Cyber Security [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,111	1,762
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,656	11,664
IoT [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,020	9,982
IoT [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,636	1,682
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,911	1,925
e-Gov [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,466	1,089
e-Gov [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	445	836
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,791	1,468
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,791	1,468
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,037	3,948
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	762	690
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,155	2,801
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	120	457
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	21	30
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	21	30
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,856	9,059
United States [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	544	753
United States [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,312	8,306
United States [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Israel [Member]
Disaggregation of Revenue [Line Items]
Total revenue	746	1,401
Israel [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	677	1,271
Israel [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	69	130
Israel [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenue	319	569
Asia Pacific [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	220	172
Asia Pacific [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	99	397
Asia Pacific [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue